Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Short-term (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee shares	Dec. 31, 2019 EUR (€) employee shares	Dec. 31, 2018 employee
Remuneration of key personnel
Number of persons | employee	191,189	196,419	202,713
Fixed salary	€ 5,717	€ 6,317
Variable compensation, immediate payments, cash	514	2,572
Variable compensation, immediate payments, in shares	515	2,572
Pension	2,019	2,003
Other remuneration	5,537	5,772
Total remuneration	€ 19,073	€ 27,187
Current senior managers
Remuneration of key personnel
Number of persons | employee	18	18
Fixed salary	€ 21,642	€ 22,904
Pension	6,039	6,282
Other remuneration	6,312	15,337
Total remuneration	€ 50,413	€ 66,532
Award, number of shares (in shares) | shares	2,135,700	2,090,536
Deferred amount in shares not linked to long-term objectives (in shares) | shares	919,308	909,534
Current senior managers | ILP
Remuneration of key personnel
Variable compensation, immediate payments, cash	€ 5,739	€ 7,668
Variable compensation, immediate payments, in shares	5,740	7,669
Current senior managers | Deferred conditional variable remuneration plan
Remuneration of key personnel
Variable compensation, immediate payments, cash	2,470	3,336
Variable compensation, immediate payments, in shares	€ 2,471	€ 3,337